Income Taxes - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Apr. 01, 2017	Apr. 01, 2015	Dec. 31, 2015	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision					$ 9.1		$ 8.9
U.S. Federal tax loss carryforwards			$ 424.3		424.3
State and local tax loss carryforwards			194.8		194.8
Foreign tax loss carryforwards			235.4		235.4
Total tax loss carryforwards			854.5		854.5	$ 883.3
Tax credit carryforwards			349.9		349.9
Cumulative undistributed earnings of foreign subsidiaries			1,417.4		1,417.4
Cash paid, net of refunds					59.7	73.9	63.8
Penalties and interest accrued related to income tax liabilities			1.0		1.0	$ 1.6
Utilization of tax attributes, annual limitation			70.6		70.6
Utilization of tax attributes, cumulative limitation			265.7		265.7
2016
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			8.2		8.2
Tax credit carryforwards, set to expire			10.5		10.5
2017
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			10.9		10.9
Tax credit carryforwards, set to expire			48.1		48.1
2018
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			7.7		7.7
Tax credit carryforwards, set to expire			21.0		21.0
2019
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			7.8		7.8
Tax credit carryforwards, set to expire			19.7		19.7
2020
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			17.4		17.4
Tax credit carryforwards, set to expire			35.5		35.5
Thereafter
Tax Credit Carryforward [Line Items]
Tax loss carryforwards, set to expire			802.5		802.5
Tax credit carryforwards, set to expire			$ 215.1		215.1
United Kingdom
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision					$ 9.1		$ 11.4
Corporate tax rate		20.00%	20.00%	18.00%
Tax audit for the years					2010
India
Tax Credit Carryforward [Line Items]
Tax audit for the years					2006
Brazil
Tax Credit Carryforward [Line Items]
Tax audit for the years					2010
Scenario, Forecast | United Kingdom
Tax Credit Carryforward [Line Items]
Corporate tax rate	21.00%
Minimum
Tax Credit Carryforward [Line Items]
Expected change in ownership percentage					50.00%